Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and Cash Equivalents	$ 4,524	$ 2,873
Accounts Receivable and Accrued Revenues	3,473	3,870
Income Tax Receivable	121	22
Inventories	4,312	3,919
Assets Held for Sale	0	1,304
Total Current Assets	12,430	11,988
Restricted Cash	209	186
Exploration and Evaluation Assets, Net	685	720
Property, Plant and Equipment, Net	36,499	34,225
Right-of-Use Assets, Net	1,845	2,010
Income Tax Receivable	25	66
Investments in Equity-Accounted Affiliates	365	311
Other Assets	342	431
Deferred Income Taxes	546	694
Goodwill	2,923	3,473
Total Assets	55,869	54,104
Current Liabilities
Accounts Payable and Accrued Liabilities	6,124	6,353
Short-Term Borrowings	115	79
Lease Liabilities	308	272
Contingent Payments	263	236
Income Tax Payable	1,211	179
Liabilities Related to Assets Held for Sale	0	186
Total Current Liabilities	8,021	7,305
Long-Term Debt	8,691	12,385
Lease Liabilities	2,528	2,685
Contingent Payments	156	0
Decommissioning Liabilities	3,559	3,906
Other Liabilities	1,042	929
Deferred Income Taxes	4,283	3,286
Total Liabilities	28,280	30,496
Shareholders’ Equity	27,576	23,596
Non-Controlling Interest	13	12
Total Liabilities and Equity	$ 55,869	$ 54,104